T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

November 31, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.3%
Alabama 0.9%
Huntsville-Redstone Village Special Care Fac. Fin. Auth. , 5.50%,
1/1/28 (1)	205	169
Huntsville-Redstone Village Special Care Fac. Fin. Auth. ,
Series A, 6.00%, 1/1/22 (1)	80	71
Selma Ind. Dev. Board, International Paper, Series A, 5.375%,
12/1/35	50	54
Southeast Alabama Gas Supply Dist. , Series A, VRDN, 4.00%,
6/1/49 (Tender 6/1/24)	200	218
		512

Arizona 0.2%
Peoria IDA, Sierra Winds Life Care, Series A, 5.25%, 11/15/29	100	101
		101

California 3.8%
California Housing Fin. Agency, Series A, 4.25%, 1/15/35	100	116
California Municipal Fin. Auth. , Azusa Pacific Univ. , Series B,
5.00%, 4/1/28	140	158
California PFA, Henry Mayo Newhall Memorial Hosp. , 5.00%,
10/15/22	150	162
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (2)	200	231
Del Mar Race Track Auth. , 5.00%, 10/1/38	150	150
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/21	40	42
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/23	100	109
Riverside County Redev. Agency, Interstate 215 Corridor,
Series C, 6.75%, 12/1/26	250	276
San Buenaventura City, Community Memorial Health, 6.50%,
12/1/21	100	109
San Clemente City, Community Fac. Dist. No. 2006-1, Special
Tax, 5.00%, 9/1/24	100	115

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Tustin Community Fac. Dist. , Special Tax, Tustin
Legacy/Columbus Villages, Series A, 5.00%, 9/1/28	500	595
		2,063

Colorado 5.5%
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26	100	112
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (2)	450	474
Colorado HFA, Valley View Hosp. , 5.00%, 5/15/28	500	579
Denver City & County Airport, United Airlines, 5.00%,
10/1/32 (3)	250	273
E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD
LIBOR + 1.05%, 2.19%, 9/1/39 (Tender 9/1/21)	100	101
Lakes at Centerra Metropolitan Dist. No. 2, Property Tax,
Series A, GO, 4.625%, 12/1/27	500	527
Park Creek Metropolitan Dist. , Senior Limited Property,
Series A, 5.00%, 12/1/30	500	590
Public Auth. for Colorado Energy, 6.125%, 11/15/23	265	294
Public Auth. for Colorado Energy, 6.25%, 11/15/28	30	38
		2,988

Connecticut 1.5%
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27	350	396
Hamden Town, Whitney Center, 5.00%, 1/1/30	200	223
Mohegan Tribe Indians, Series C, 5.25%, 2/1/22 (2)	190	196
		815

Delaware 1.0%
Delaware State HFA, Nanticoke Memorial Hosp. , 4.00%, 7/1/22	250	262
Kent County, CHF Dover, Delaware State Univ. , 5.00%, 7/1/32	250	286
		548

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
District of Columbia 1.2%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32	225	245
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29	250	257
District of Columbia, Methodist Home of District of Columbia,
Series B, VRDN, 4.00%, 1/1/40	150	150
		652

Florida 3.3%
Celebration Pointe Community Dev. Dist. No. 1, Special
Assessment, 4.75%, 5/1/24	70	74
Crossings at Fleming Island Community Dev. Dist. , Special
Assessment, Series A-1, 4.00%, 5/1/24	100	105
Crossings at Fleming Island Community Dev. Dist. , Special
Assessment, Series A-1, 4.50%, 5/1/30	250	268
Davie Ed. Fac. , Nova Southeastern Univ. , Series A, 6.00%,
4/1/42	250	280
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31	250	273
Florida Dev. Fin. , Waste Pro USA, 5.00%, 5/1/29 (2)(3)	115	126
Lakewood Ranch Stewardship Dist., Lakewood National & Polo
Run, Special Assessment, 4.00%, 5/1/22	100	102
Palm Beach County HFA, Sinai Residence of Boca Raton,
Series A, 6.80%, 6/1/25	250	281
Pinellas County HFA, BayCare Health System, Series A-1,
VRDN, 1.23%, 11/1/38	100	100
Village Community Dev. Dist. No. 7, Special Assessment,
4.00%, 5/1/21	215	221
		1,830

Georgia 2.1%
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29	100	107
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35	200	209

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Macon-Bibb County Urban Dev. Auth. , Academy for Classical
Ed. , Series A, 5.00%, 6/15/27 (2)	570	577
Marietta Dev. Auth. , Life Univ. , Series A, 5.00%, 11/1/27 (2)	250	284
		1,177

Hawaii 0.3%
Hawaii Dept. of Budget & Fin. , Kahala Nui Senior Living,
5.125%, 11/15/32	150	166
		166

Idaho 0.7%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29	100	112
Idaho HFA, Trinity Health, Series D, 5.00%, 12/1/32	250	271
		383

Illinois 8.9%
Chicago, Series A, GO, 5.00%, 1/1/27	200	231
Chicago O'Hare Int'l Airport, Customer Fac. Charge, 5.50%,
1/1/27	85	95
Chicago Wastewater, Series C, 5.00%, 1/1/28	500	568
Chicago Waterworks, 5.00%, 11/1/25	300	353
Cook County, Series C, GO, 5.00%, 11/15/25 (4)	500	549
Illinois, GO, 5.00%, 1/1/22	300	301
Illinois, GO, 5.00%, 1/1/24	100	100
Illinois, Series A, GO, 4.00%, 4/1/30 (4)	350	367
Illinois, Series A, GO, 5.00%, 10/1/25	250	283
Illinois Fin. Auth. , Admiral at the Lake, 5.00%, 5/15/33	500	528
Illinois Fin. Auth. , Admiral at the Lake, Series A, 7.625%,
5/15/25 (Prerefunded 5/15/20) (5)	150	154
Illinois Fin. Auth. , Admiral at the Lake, Series A, 7.75%,
5/15/30 (Prerefunded 5/15/20) (5)	185	190
Illinois Fin. Auth. , Franciscan Communities, Series A, 4.00%,
5/15/23	290	306
Illinois Fin. Auth. , Silver Cross Hosp. , 5.00%, 8/15/21	100	105
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth. , McCormick Place, 5.00%,
12/15/32	250	283
Metropolitan Pier & Exposition Auth. , McCormick Place,
Series B, 5.00%, 12/15/28	200	214
Railsplitter Tobacco Settlement Auth. , 5.00%, 6/1/28	100	120
Village of Hillside Il, 5.00%, 1/1/24	125	130
		4,877

Indiana 2.6%
East Chicago Solid Waste Disposal, USG, 5.50%, 9/1/28 (3)	175	185
Indiana Fin. Auth. , Greencroft Obligation Group, Series A,
6.50%, 11/15/33	50	57
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/21	250	263
Indiana Fin. Auth. , U. S. Steel, 6.00%, 12/1/19	150	150
Indiana Fin. Auth. , U. S. Steel, 6.00%, 12/1/26	100	101
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (3)	350	405
Whiting, Environmental Facilities, Series A, VRDN, 5.00%,
3/1/46 (Tender 3/1/23) (3)	250	276
		1,437

Iowa 1.2%
Iowa Fin. Auth. , Iowa Fertilizer, 3.125%, 12/1/22	100	101
Iowa Fin. Auth. , Iowa Fertilizer, 5.25%, 12/1/25	250	272
Iowa Fin. Auth. , Iowa Fertilizer, 5.875%, 12/1/26 (2)	115	120
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	135	146
		639

Kentucky 1.1%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/22	30	32
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25	350	402

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/20	150	152
		586

Louisiana 1.6%
Louisiana Local Gov't. Environment Fac. & CDA. , Westlake
Chemical, Series A, 6.50%, 8/1/29	280	289
New Orleans Sewerage Service, 5.00%, 6/1/32	500	578
		867

Maryland 4.1%
Howard County, Annapolis Junction Town Center, 4.80%,
2/15/24	210	217
Maryland Economic Dev. , Bowie State Univ. , 5.00%, 6/1/29 (2)	100	109
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/28 (3)	525	555
Maryland Economic Dev. , Univ. of Maryland, 4.00%, 7/1/21	100	103
Maryland Economic Dev. , Univ. of Maryland, 4.00%, 7/1/22	190	198
Maryland HHEFA, Aventist Healthcare, Series A, 6.25%, 1/1/31	100	109
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (2)	100	109
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22	300	327
Rockville, Ingleside at King Farm, 3.375%, 11/1/27	100	107
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29	100	114
Rockville, Ingleside at King Farm, Series C-2, 3.00%, 11/1/25	50	50
Westminster, Miller's Grant Lutheran Village, Series A, 5.00%,
7/1/24	110	120
Westminster, Miller's Grant Lutheran Village, Series A, 6.00%,
7/1/34	140	157
		2,275

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Massachusetts 0.1%
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.00%, 7/15/23	50	55
		55

Michigan 1.9%
Calhoun County Hosp. Fin. Auth. , Oaklawn Hosp. , 5.00%,
2/15/33	250	280
Detroit Sewage Disposal System, Series A, 5.25%, 7/1/26	170	186
Michigan Fin. Auth. , Great Lakes Water Auth. , Series C, 5.00%,
7/1/28	500	587
		1,053

Minnesota 0.2%
Wayzata, Folkstone Senior Living, Series C, 5.00%, 8/1/32	100	112
		112

Mississippi 0.5%
Lowndes County, Weyerhaeuser, Series A, 6.80%, 4/1/22	270	297
		297

Missouri 2.1%
Kirkwood IDA, Aberdeen Heights, Series A, 5.00%, 5/15/21	125	129
St. Louis IDA, Ballpark Village Dev. , Series A, 3.875%, 11/15/29	90	97
St. Louis IDA, Nazareth Living Center, Series A, 5.00%, 8/15/25	500	562
St. Louis IDA, Saint Andrews Resources for Seniors, Series A,
5.00%, 12/1/25	160	172
St. Louis Land Clearance for Redev. Auth. , National Geospatial
Intelligence Agency, 5.00%, 6/1/29	150	172
		1,132

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Montana 0.2%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/22	100	105
		105

New Hampshire 0.9%
New Hampshire HEFA, Hillside Village, Series A, 5.25%, 7/1/27
(2)	500	517
		517

New Jersey 6.3%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (3)	45	49
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/21	250	263
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.00%,
1/1/24 (3)	500	565
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/34 (3)	30	34
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.25%,
1/1/25 (3)	200	228
New Jersey Economic Dev. Auth. , Lions Gate, 4.875%, 1/1/29	150	157
New Jersey Economic Dev. Auth. , Lions Gate, 5.00%, 1/1/34	100	104
New Jersey Economic Dev. Auth. , Provident Group - Rowan
Univ. , Series A, 5.00%, 1/1/21	180	185
New Jersey Economic Dev. Auth. , School Facilities
Construction, Series XX, 5.00%, 6/15/24	500	570
New Jersey HCFFA, Barnabas Health, Series A, 4.00%, 7/1/26	75	79
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/33	1,000	1,199
		3,433

New York 7.7%
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (2)	250	279
Build New York City Resource, Pratt Paper, 3.75%, 1/1/20 (2)(3)	50	50
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (2)(3)	100	110
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 4.00%, 12/1/21 (2)	300	314
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/22 (2)	300	329
Dormitory Auth. of the State of New York, Pace Univ. , Series A,
5.00%, 5/1/24 (Prerefunded 5/1/23) (5)	5	6
Dormitory Auth. of the State of New York, Pace Univ. ,
Unrefunded Balance, Series A, 5.00%, 5/1/23	50	56
Dormitory Auth. of the State of New York, Pace Univ. ,
Unrefunded Balance, Series A, 5.00%, 5/1/24	245	272
Dormitory Auth. of the State of New York, Pace Univ. ,
Unrefunded Balance, Series A, 5.00%, 5/1/25	20	22
Dormitory Auth. of the State of New York, Saint John's Univ. ,
Series A, 5.00%, 7/1/29	100	118
Nassau County IDA, Amsterdam at Harborside, Series A,
5.875%, 1/1/23	151	151
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/32	350	353
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/34	115	115
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%,
1/1/49 (1)(6)	66	11
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.15%,
11/15/34 (2)	250	280
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.375%,
11/15/40 (2)	100	113
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/26 (3)	500	524
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/31 (3)	850	888
Suffolk County Economic Dev. , Catholic Health Services, 5.00%,
7/1/28 (Prerefunded 7/1/21) (5)	15	16
Suffolk County Economic Dev. , Catholic Health Services,
Unrefunded, 5.00%, 7/1/28	85	90
Tompkins County Dev. , Kendal at Ithaca, 5.00%, 7/1/29	100	110
		4,207

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
North Carolina 1.4%
Charlotte, Douglas Airport, Series A, 5.00%, 7/1/33	250	264
Columbus County Ind. Fac. & Pollution Control Fin. Auth. ,
International Paper, 5.70%, 5/1/34	100	102
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/25	200	227
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37	175	191
		784

North Dakota 0.2%
Grand Forks Health Care, Altru Health, 5.00%, 12/1/35	125	132
		132

Ohio 3.3%
Buckeye Tobacco Settlement Financing Auth. , Series A-2,
5.875%, 6/1/30	200	201
Cleveland Airport, Series A, 5.00%, 1/1/29
(Prerefunded 1/1/22) (5)	200	216
Cleveland Airport, Series A, 5.00%, 1/1/29 (4)	125	145
Ohio Air Quality Dev. Auth. , Ohio Valley Electric, 3.25%, 9/1/29	100	103
Ohio Air Quality Dev. Auth. , Pratt Paper, 3.75%, 1/15/28 (2)(3)	500	540
Ohio State Water Dev. Auth. , U. S. Steel, 6.60%, 5/1/29	50	52
Southeastern Ohio Port Auth. , Memorial Health, 5.75%, 12/1/32	500	544
		1,801

Oklahoma 1.5%
Oklahoma County Fin. Auth. , Epworth Villa, Series A, 5.70%,
4/1/25	220	220
Oklahoma DFA. , OU Medicine, Series B, 5.00%, 8/15/33	500	600
		820

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Pennsylvania 5.2%
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/22 (2)	195	207
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/27 (2)	300	349
Butler County Hosp. Auth. , 5.00%, 7/1/25	125	146
Chester County IDA, Woodlands at Graystone, 4.375%, 3/1/28
(2)	100	104
Cumberland County Municipal Auth. , Asbury Obligated Group,
5.40%, 1/1/22 (Prerefunded 1/1/20) (5)	250	251
Lancaster County Hosp. Auth. , United Zion Retirement,
Series A, 4.00%, 12/1/21	185	190
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28	200	229
Pennsylvania Higher Ed. Fac. Auth. , Temple Univ. , First Series,
5.00%, 4/1/32	250	268
Pennsylvania Higher Ed. Fac. Auth. , Widener Univ. , 5.00%,
7/15/22	200	217
Philadelphia Hosp. & Higher Ed. Fac. Auth. , Children's Hosp. ,
Series B, VRDN, 1.15%, 7/1/25	200	200
Philadelphia Hosp. & Higher Ed. Fac. Auth. , Temple Univ.
Health, 5.00%, 7/1/28	310	366
Philadelphia IDA, First Series 2016, 5.00%, 4/1/28	200	234
Southcentral Pennsylvania General Auth. , Wellspan Health,
Series E, VRDN, 1.15%, 6/1/35	100	100
		2,861

Puerto Rico 5.0%
Puerto Rico, Public Improvement, Series A, GO, 4.125%, 7/1/24
(4)	125	128
Puerto Rico, Public Improvement, Series A, GO, 5.50%, 7/1/20
(7)	250	254
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	450	467
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/24	200	210
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	100	104
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.75%, 7/1/37	50	53
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (6)(8)	100	77
Puerto Rico Electric Power Auth. , Series SS, 5.00%, 7/1/30 (4)	130	133
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (6)(8)	120	92
Puerto Rico Electric Power Auth. , Series UU, 5.00%, 7/1/24 (4)	50	51
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (6)(8)	100	77
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 4.75%,
7/1/26 (6)(8)	125	96
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (6)(8)	245	190
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/24	464	406
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/27	200	159
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/29	100	74
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/31	255	174
		2,745

Rhode Island 1.0%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/20	300	307
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/24	200	225
		532

South Carolina 0.4%
South Carolina Jobs Economic Dev. Auth. , Repower South
Berkeley, 5.25%, 2/1/27 (2)(3)	200	206
		206

Tennessee 2.0%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing - CDFI Phase I, 5.00%, 10/1/32	155	176
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 4.75%, 7/1/27	100	109
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (2)	100	109
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/24	25	29
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	100	120
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/22	205	219
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/23	290	319
		1,081

Texas 8.5%
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28	250	295
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27	325	375
Board of Managers Joint Guadalupe County - City of Seguin
Hosp. , 5.00%, 12/1/21	300	314
Harris County Cultural Ed. Fac. Fin., Series C-1, VRDN, 1.18%,
12/1/24	275	275
Houston Airport, Series B, 5.00%, 7/1/26	40	42
Houston Airport, Series B-2, 5.00%, 7/15/20 (3)	250	255
Houston Airport, United Airlines, 4.50%, 7/1/20 (3)	100	102
Houston Airport, United Airlines, 4.75%, 7/1/24 (3)	150	163
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/28	100	110
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (3)	265	287
Mission Economic Dev. , Natgasoline, Series B, 4.625%,
10/1/31 (2)(3)	500	541
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/24	310	343
New Hope Cultural Ed. Fac. Fin. , Langford, Series A, 5.00%,
11/15/26	350	373
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.00%, 11/15/25 (1)(6)	150	105
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26	340	396
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/25	250	274

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/26	175	191
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	200	217
		4,658

Virgin Islands 1.0%
Virgin Islands PFA, Matching Fund, 5.00%, 10/1/29 (4)	500	533
		533

Virginia 5.6%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35	260	292
Botetourt County, Glebe, Series A, 4.75%, 7/1/23	205	213
Botetourt County, Glebe, Series A, 6.00%, 7/1/34	150	168
Cherry Hill CDA, Potomac Shores, Special Assessment, 4.50%,
3/1/25 (2)	100	103
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
4.00%, 12/1/22	440	454
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/27	125	143
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement,
4.00%, 1/1/24	165	174
Virginia College Building Auth. , Marymount Univ. , 5.25%,
7/1/30 (2)	100	111
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/22 (2)	400	424
Virginia Small Business Fin. Auth. , Elizabeth River Crossing,
5.50%, 1/1/42 (3)	500	543
Virginia Small Business Fin. Auth. , Interstate 95 Express Lane,
5.00%, 7/1/34 (3)	400	427
		3,052

Washington 0.5%
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.00%, 9/1/27	100	103

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Washington Housing Fin. Commission, Bayview Manor Homes,
Series A, 4.00%, 7/1/26 (2)	145	152
		255

Wisconsin 2.8%
Wisconsin PFA, Celanese, Series A, 5.00%, 1/1/24 (3)	250	276
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (2)	200	224
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (3)	445	462
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49	250	287
Wisconsin PFA, Retirement Housing Foundation, 5.00%,
11/15/27	250	295
		1,544

Total Investments in Securities 98.3%
(Cost $51,685)		$53,831
Other Assets Less Liabilities 1.7%		914
Net Assets 100.0%		$54,745

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $7,288 and represents 13.3% of net assets.
(3)	Interest subject to alternative minimum tax
(4)	Insured by Assured Guaranty Municipal Corporation
(5)	Prerefunded date is used in determining portfolio maturity.
(6)	Non-income producing
(7)	Insured by Assured Guaranty Corporation
(8)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority
CDFI	Community Development Financial Institution
COP	Certificate of Participation
DFA	Development Finance Authority
FRN	Floating Rate Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

Valuation Techniques
Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On November 30, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.